Equity - Authorized (Details)		1 Months Ended	12 Months Ended
	Jan. 27, 2021 shares	Aug. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) shares	Jan. 26, 2021 shares
Equity
Common stock, shares authorized (unlimited)			Unlimited
Common stock, no par value | $ / shares			$ 0
Common stock, shares outstanding | shares			63,011,777	62,971,859
Gross proceeds from stock issuance				$ 57,500,005
Share issue cost				$ 3,243,184
Common Stock
Equity
Reverse share split	0.1
Common stock, shares issued | shares	47,522,706				475,227,060
Common stock, shares outstanding | shares	47,522,706				475,227,060
Price per share | $ / shares		$ 5.25
Gross proceeds from stock issuance		$ 57,500,000
Net proceeds from stock issuance		$ 54,300,000
Number of shares issued | shares		10,952,382		10,952,382
Share issue cost		$ 3,200,000		$ 3,243,184
First preferred shares
Equity
Preferred stock, shares authorized (unlimited)			Unlimited
Preferred stock, no par value | $ / shares			$ 0
Second preferred shares
Equity
Preferred stock, shares authorized (unlimited)			Unlimited
Preferred stock, no par value | $ / shares			$ 0